Aug. 31, 2026
EMERGING MARKETS EQUITIES FUND, INC
Investment objective
The fund’s investment objective is to seek long-term capital growth.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	M	F-2	F-3	R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	M	F-2	F-3	R-6
Management fees	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	none	none	none	none
Other expenses	0.20	0.33	0.23	0.23
Total annual fund operating expenses	0.82	0.95	0.85	0.85
Expense reimbursement*	0.11	0.11	0.11	0.11
Total annual fund operating expenses after expense reimbursement	0.71	0.84	0.74	0.74

* The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least September 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	M	F-2	F-3	R-6
1 year	$73	$86	$76	$76
3 years	251	292	260	260
5 years	444	515	461	461
10 years	1,003	1,156	1,039	1,039

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as “emerging markets.” In determining whether an issuer is in a developing country, the fund will consider, among other things, whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled and/or the location of the issuer’s principal place of business. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. The fund's investments are not limited to a particular capitalization size and may include investments in smaller companies. Under normal market conditions, the fund invests at least 90% of its net assets in developing country equity securities. These securities are discussed more fully under “Investment objective, strategies and risks.”

The fund may have significant exposure to one or more developing countries. For example, as of December 31, 2025, the fund held more than 26% of its assets in securities of issuers domiciled in China. See the paragraphs captioned “Investing outside the United States,” “Investing in developing countries” and “Exposure to country, region, industry or sector” under “Principal risks” below for a description of risks associated with such investments. More current portfolio holdings information for the fund is available on our website at capitalgroup.com.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Calendar year total returns for Class M shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 24.17% (quarter ended June 30, 2020)

Lowest -23.76% (quarter ended March 31, 2020)

The fund's total return for the six months ended June 30, 2026, was 21.75%.

Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
M − Before taxes	5/30/1986	31.52%	1.73%	8.06%	11.69%
− After taxes on distributions		32.41	1.40	7.44	N/A
− After taxes on distributions and sale of fund shares		21.59	1.79	6.74	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
F-2	6/2/2025	N/A	N/A	N/A	17.80
F-3	9/1/2017	31.63%	1.69%	N/A	5.19%
R-6	9/1/2017	31.50	1.71	N/A	5.15

Index	1 year	5 years	10 years	Lifetime (from Class M inception)
MSCI Emerging Markets Index (reflects no deductions for expenses or U.S. federal income taxes)	33.57%	4.20%	8.42%	N/A
Emerging Markets Equity Historical Benchmark Index (reflects no deductions for expenses or U.S. federal income taxes)	32.87	4.90	8.50	9.56

After-tax returns are shown only for Class M shares; after-tax returns for other share classes will vary. After-tax returns applicable to U.S. taxable investors are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).